UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                       Investment Company Act File Number:
                                    811-22017

                                  The CNL Funds
               (Exact Name of Registrant as Specified in Charter)

                             450 South Orange Avenue
                                   Suite 1000
                                Orlando, FL 32801
               (Address of Principal Executive Offices)(Zip Code)

          J. Grayson Sanders                    With copies to: The CNL Funds
       450 South Orange Avenue                          John N. Ake
          Orlando, FL 32801                 Stradley Ronon Stevens & Young, LLP
                                                 2600 One Commerce Square
(Name and Address of Agent for Service)           Philadelphia, PA  19103


               Registrant's Telephone Number, including Area Code:
                                 (407) 540-2764

                      Date of Fiscal Year End: December 31

                     Date of Reporting Period: June 30, 2008

ITEM 1. REPORTS TO STOCKHOLDERS.



                           CNL GLOBAL REAL ESTATE FUND

                                 CLASS A SHARES

                                 CLASS C SHARES

                           INSTITUTIONAL CLASS SHARES

                               SEMI-ANNUAL REPORT

                                  THE CNL FUNDS

                                  JUNE 30, 2008

       SUB-ADVISED BY CB RICHARD ELLIS GLOBAL REAL ESTATE SECURITIES, LLC

(CNL(R) LOGO)

CNL FUND ADVISORS COMPANY

Table of Contents

Letter to Shareholders ....................................................    1
Fund Performance Summary ..................................................    2
Understanding Your Ongoing Costs ..........................................    3
Investment Portfolio ......................................................    4
Statement of Assets and Liabilities .......................................    8
Statement of Operations ...................................................    9
Statement of Changes in Net Assets ........................................   10
Financial Highlights ......................................................   11
Notes to Financial Statements .............................................   14
Tax and Other Information .................................................   22

This material is authorized for distribution only when preceded or accompanied by a current prospectus.

The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated investment portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as declines in property values; increases in property taxes, operating expenses, interest rates or competition; zoning changes; and losses from casualty and condemnation. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

                     THIS PAGE IS INTENTIONALLY LEFT BLANK.

Letter to Shareholders

Dear Shareholders:

We are pleased to present this semi-annual report for The CNL Funds to you, our shareholders in the CNL Global Real Estate Fund (the "Fund").

First, we welcome the new shareholders who joined the Fund this year and placed their confidence in the Fund management team to help meet their investment goals. We look forward to communicating regularly with all shareholders and their financial advisors regarding the performance of the Fund, and the investment conditions and economic events that drive returns for publicly traded real estate companies.

One of our core investment management principles is to manage the downside risk with the view that upside returns will be realized over the long term. The investment program for CNL Global Real Estate Fund is managed by CNL Fund Advisors Company and the portfolio management team at CB Richard Ellis Global Real Estate Securities, LLC. The portfolio management team is highly focused on the research of regional economies that create persistent demand for real estate. Gathering and processing fundamental real estate market data is essential to making investment decisions about hundreds of viable real estate companies around the world. We believe that the portfolio management team's presence and in-depth knowledge of global real estate markets are critical elements for mitigating investment risks in the global real estate investment sector.

Market volatility continued to dominate the first half of 2008, creating turbulence for investors in the United States and overseas financial markets. The headline themes, including credit market illiquidity, sub-prime mortgage sector fallout, and uncertain asset valuations, have broadly over-shadowed financial companies and real estate companies. The Fund's portfolio management team is quite cognizant of the inter-relationships between debt markets and the business of real estate, and the portfolio managers stress the importance of selecting companies with strong balance sheets to weather this market adjustment period. At the same time, the portfolio management team maintains the course with laser focus on company and regional fundamentals to ensure that the highest quality companies are selected for inclusion in the portfolio while avoiding extraordinary risk. These recent events underscore the importance of the CNL Global Real Estate Fund's investment strategy, which is to be well positioned with its investments in real estate companies within stable and growing economies on a global basis.

FINANCIAL RESULTS

During the six months ended June 30, 2008, the Fund received approximately $23.92 million in gross proceeds from the sale of shares. The Fund used this investment capital to acquire interests in 58 public companies that are listed on the securities exchanges in 13 countries. In the first six months of 2008, net investment income was approximately $75,814. Distributions paid to shareholders totaled approximately $49,930 for the same period, representing 100% ordinary income dividends. The net asset value per share had declined from $8.64 per share on December 31, 2007 to $7.61 per share on June 30, 2008, resulting in a total return of -11.75% for the Institutional Class shareholders. The Fund's benchmark registered a total return of -13.71% over the same six month period. The value of shares in real estate companies generally declined across the board in North America, Asia Pacific and Europe in the first half of 2008.

LOOKING AHEAD

The quest for attractive risk-adjusted investment returns within the real estate sector is the driving force behind the investment program for the CNL Global Real Estate Fund. The events over the past six months reinforced the viewpoint that severe market dislocations create opportunities to acquire investment positions in high quality real estate companies at attractive prices. The same events also highlight the importance of timely adjusting investment allocations at the country and regional levels based on fundamental economic trends and forecasts throughout the diverse global geographies and property markets. We will continue seeking to maintain a balanced portfolio of diversified property companies with high-quality properties and seasoned management teams in line with the Fund's stated objective. Thank you for your continuing confidence in the CNL Global Real Estate Fund.

Sincerely,


/s/ Robert A. Bourne                    /s/ J. Grayson Sanders
-------------------------------------   ----------------------------------------
Robert A. Bourne                        J. Grayson Sanders
Chairman                                President
The CNL Funds                           The CNL Funds
August 26, 2008

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that any market forecasts discussed will be realized.


                         CNL GLOBAL REAL ESTATE FUND - 1

Fund Performance Summary (Unaudited)

ALL FUND PERFORMANCE SHOWN IS HISTORICAL, ASSUMES REINVESTMENT OF ALL DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS, AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE FLUCTUATE WITH CHANGING MARKET CONDITIONS SO THAT, WHEN REDEEMED, SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE SHOWN BELOW. PLEASE VISIT WWW.THECNLFUNDS.COM FOR THE FUND'S MOST RECENT MONTHLY PERFORMANCE.

The maximum sales charge for Class A shares is 5.75%. Class C shares have no adjustment for front-end sales charges but redemptions within one year of purchase may be subject to a Contingent Deferred Sales Commission ("CDSC") of 1.00%. Average annual returns (Unadjusted for Sales Charges) do not reflect sales charges and would have been lower if they had. Institutional Class shares are not subject to sales charges.

To discourage short-term trading, the Fund imposes a 1.00% redemption fee on shareholders redeeming shares held for less than 75 days, which has the effect of lowering the Fund's total return.

AVERAGE ANNUAL TOTAL RETURNS*

                                   SIX MONTHS                       SINCE
                                      ENDED       SIX MONTHS      INCEPTION        SINCE
                                     6/30/08         ENDED       (10/30/07)+     INCEPTION
                                 UNADJUSTED FOR     6/30/08    UNADJUSTED FOR   (10/30/07)+
CNL GLOBAL REAL ESTATE FUND       SALES CHARGES    WITH LOAD    SALES CHARGES    WITH LOAD
---------------------------      --------------   ----------   --------------   -----------
Class A                              (11.98)%      (17.06)%       (23.22)%        (27.63)%
Class C                              (12.27)%      (13.27)%       (23.58)%        (24.58)%
Institutional Class                  (11.75)%         N/A         (22.99)%           N/A
FTSE EPRA/NAREIT Global
Real Estate Index Series++           (13.71)%         N/A         (23.33)%           N/A

*    Returns less than one year are not annualized.

+ Represents commencement date of investment operations (i.e., began to invest in accordance with its investment objective).

++ The FTSE EPRA/NAREIT Global Real Estate Index is an index that tracks the performance of listed real estate companies and REITs worldwide.

The annualized gross and net expense ratios, respectively, for each class of shares as stated in the April 29, 2008 prospectus were as follows: Class A--19.74% and 1.80%; Class C--20.49% and 2.55%; and Institutional Class--18.49%
and 1.55%. Through April 30, 2009, the Advisor has contractually agreed to waive its fee and/or reimburse the Fund for expenses incurred to the extent necessary to maintain the Fund's annual operating expenses at 1.80% for Class A shares, 2.55% for Class C shares and 1.55% for Institutional Class shares.

Performance results reflect applicable expense waivers in effect during the period shown. Without such waivers Fund performance would be lower. See the Fund's prospectus for more information.

NET ASSET VALUE AND DISTRIBUTION INFORMATION

                                                      INSTITUTIONAL
                                  CLASS A   CLASS C       CLASS
                                  -------   -------   -------------
NET ASSET VALUE:
6/30/08                           $  7.60   $  7.58      $  7.61
DISTRIBUTION INFORMATION:
6/30/08--Net Investment Income    $0.0053   $0.0000      $0.0148


                         2 - CNL GLOBAL REAL ESTATE FUND

Understanding Your Ongoing Costs (Unaudited)

As a Fund shareholder, you incur two types of costs: (1) ongoing costs, including management fees, Fund expenses, and distribution (12b-1) fees, if applicable; and, if applicable, (2) transaction costs, including sales charges (loads) on purchase payments and redemption fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 at the beginning of the period and held for the entire period from January 1, 2008 through June 30, 2008.

ACTUAL EXPENSES

The first section of the table below (Actual Fund Return) provides information about actual account values and expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the expense number associated with your share class on the line entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below (Hypothetical 5% Fund Return) provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                  INSTITUTIONAL
ACTUAL FUND RETURN                         CLASS A     CLASS C        CLASS
------------------                        ---------   ---------   -------------
Beginning Account Value January 1, 2008   $1,000.00   $1,000.00     $1,000.00
Ending Account Value June 30, 2008        $  880.20   $  877.30     $  882.50
Expenses Paid per $1,000(1)               $    8.41   $   11.90     $    7.25

                                                                  INSTITUTIONAL
HYPOTHETICAL 5% FUND RETURN                CLASS A     CLASS C        CLASS
---------------------------               ---------   ---------   -------------
Beginning Account Value January 1, 2008   $1,000.00   $1,000.00     $1,000.00
Ending Account Value June 30, 2008        $1,015.91   $1,012.18     $1,017.16
Expenses Paid per $1,000(1)               $    9.02   $   12.76     $    7.77

                                                                  INSTITUTIONAL
ANNUALIZED EXPENSE RATIOS(2)               CLASS A     CLASS C        CLASS
----------------------------              ---------   ---------   -------------
                                            1.80%       2.55%         1.55%

(1) Expenses are equal to the Fund's annualized expense ratios for each class of shares, multiplied by the average account value over the period, multiplied by the actual days in the period (182); and then dividing that result by the actual number of days in the fiscal year (366). The data reflects the 182 day period from January 1, 2008 through June 30, 2008.

(2) The annualized gross expense ratio, based on the six months ended June 30, 2008, was: Class A--11.78%, Class C--19.06% and Institutional Class--15.59%.


                         CNL GLOBAL REAL ESTATE FUND - 3

Investment Portfolio (Unaudited)                             as of June 30, 2008

CNL GLOBAL REAL ESTATE FUND

TEN LARGEST HOLDINGS AT JUNE 30, 2008 (AS A PERCENTAGE OF TOTAL NET ASSETS)

                                             MARKET VALUE (US$)   PERCENT
                                             ------------------   -------
Mitsubishi Estate Co., Ltd. ..............        1,098,460          4.0%
Simon Property Group, Inc.(REIT) .........          866,989          3.2%
Capitaland Ltd. ..........................          762,486          2.8%
Hang Lung Properties Ltd. ................          686,139          2.5%
ProLogis (REIT) ..........................          664,700          2.5%
Mitsui Fudosan Co., Ltd. .................          641,334          2.4%
Westfield Group ..........................          624,663          2.3%
Vornado Realty Trust (REIT) ..............          578,072          2.1%
Unibail-Rodamco ..........................          547,762          2.0%
Kerry Properties Ltd. ....................          504,178          1.9%

COUNTRY SUMMARY REPORT (AS A PERCENTAGE OF TOTAL COMMON STOCK INVESTMENT PORTFOLIO)(A)

                                             MARKET VALUE (US$)   PERCENT
                                             ------------------   -------
United States ............................        6,581,837         37.6%
Japan ....................................        2,359,627         13.5%
Hong Kong ................................        2,061,293         11.8%
Singapore ................................        1,584,178          9.1%
Australia ................................        1,378,667          7.9%
Canada ...................................        1,070,205          6.1%
France ...................................          998,533          5.7%
United Kingdom ...........................          687,110          3.9%
Sweden ...................................          243,371          1.4%
Finland ..................................          234,280          1.3%
Netherlands ..............................          158,066          0.9%
Germany ..................................          119,579          0.7%
Norway ...................................           16,454          0.1%
                                                 ----------        -----
Total Common Stock Investment Portfolio ..       17,493,200        100.0%
                                                 ==========        =====

(A) Country summary represents the allocation of holdings based on the country domicile of the holding or underlying company. Country summary percentage computations exclude the value of repurchase agreements at June 30, 2008. It does not represent the geographic diversification of the underlying property holdings of the real estate companies.

Following the Fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. The form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                         4 - CNL GLOBAL REAL ESTATE FUND

Investment Portfolio (Unaudited)                             as of June 30, 2008

CNL GLOBAL REAL ESTATE FUND

                                                          SHARES     VALUE (US$)
                                                        ----------   -----------
COMMON STOCKS 64.7%

AUSTRALIA 5.1%
GPT Group ...........................................      207,050       440,644
Stockland ...........................................       60,645       313,360
Westfield Group .....................................       40,025       624,663
                                                                      ----------
                                                                       1,378,667
CANADA 4.0%
Allied Properties Real Estate Investment Trust ......       15,308       303,248
Boardwalk Real Estate Investment Trust ..............        8,532       319,207
Chartwell Seniors Housing Real Estate Investment
   Trust ............................................       24,549       221,247
Dundee Real Estate Investment Trust .................        7,398       226,503
                                                                      ----------
                                                                       1,070,205
FINLAND 0.9%
Sponda Oyj ..........................................       26,908       234,280
FRANCE 3.7%
Fonciere des Regions ................................        3,680       450,771
Unibail-Rodamco .....................................        2,368       547,762
                                                                      ----------
                                                                         998,533
GERMANY 0.4%
DIC Asset AG ........................................        4,735       119,579
HONG KONG 7.6%
China Resources Land Ltd. ...........................      337,000       466,780
Hang Lung Properties Ltd. ...........................      214,000       686,139
Hysan Development Co Ltd. ...........................       68,272       187,376
Kerry Properties Ltd. ...............................       96,000       504,178
Sino-Ocean Land Holdings Ltd. .......................      264,000       148,976
Sun Hung Kai Properties Ltd. ........................        5,000        67,844
                                                                      ----------
                                                                       2,061,293
JAPAN 8.7%
Japan Real Estate Investment Corp. ..................           21       221,500
Mitsubishi Estate Co., Ltd. .........................       48,000     1,098,460
Mitsui Fudosan Co., Ltd. ............................       30,000       641,334
Nippon Commercial Investment Corp. ..................           74       209,069
Nippon Residential Investment Corp. .................           63       189,264
                                                                      ----------
                                                                       2,359,627
NETHERLANDS 0.6%
Eurocastle Investment Ltd. ..........................        1,255        12,093
Prologis European Properties ........................       10,222       145,973
                                                                      ----------
                                                                         158,066
NORWAY 0.1%
Norwegian Property ASA ..............................        3,525        16,403

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                         CNL GLOBAL REAL ESTATE FUND - 5

Investment Portfolio (Unaudited)                             as of June 30, 2008

CNL GLOBAL REAL ESTATE FUND

                                                          SHARES     VALUE (US$)
                                                        ----------   -----------
COMMON STOCKS (CONTINUED)

SINGAPORE 5.9%
CapitaCommercial Trust ..............................      141,000       197,942
Capitaland Ltd. .....................................      182,000       762,486
CapitaMall Trust ....................................      109,828       241,363
Yanlord Land Group Ltd. .............................      281,220       382,387
                                                                      ----------
                                                                       1,584,178
SWEDEN 0.9%
Kungsleden AB .......................................       32,863       243,371
UNITED KINGDOM 2.5%
Big Yellow Group PLC ................................       17,529       100,206
Dawnay Day Treveria PLC .............................       79,171        66,065
Derwent London PLC ..................................        6,960       139,742
Helical Bar PLC .....................................       23,020       135,035
Mapeley Ltd. ........................................        2,130        55,579
St Modwen Properties PLC ............................       16,427        90,880
Workspace Group PLC .................................       34,546        99,603
                                                                      ----------
                                                                         687,110
UNITED STATES 24.3%
AMB Property Corp. (REIT) ...........................        5,842       294,320
AvalonBay Communities, Inc. (REIT) ..................        4,240       378,038
Boston Properties, Inc. (REIT) ......................        3,115       281,035
Corporate Office Properties Trust (REIT) ............        8,648       296,886
Digital Realty Trust, Inc. (REIT) ...................        8,714       356,490
Douglas Emmett, Inc. (REIT) .........................        9,230       202,783
Essex Property Trust, Inc. (REIT) ...................        1,801       191,807
Federal Realty Investment Trust (REIT) ..............        4,315       297,735
Health Care REIT, Inc. (REIT) .......................        5,830       259,435
Healthcare Realty Trust, Inc. (REIT) ................        7,020       166,865
Medical Properties Trust, Inc. (REIT) ...............       12,590       127,411
Post Properties, Inc. (REIT) ........................        1,235        36,741
ProLogis (REIT) .....................................       12,230       664,700
Public Storage (REIT) ...............................          528        42,657
Regency Centers Corp. (REIT) ........................        4,905       289,984
Simon Property Group, Inc. (REIT) ...................        9,645       866,989
SL Green Realty Corp. (REIT) ........................        4,435       366,863
Tanger Factory Outlet Centers, Inc. (REIT) ..........        8,150       292,830
The Macerich Co. (REIT) .............................        4,760       295,739
Ventas, Inc. (REIT) .................................        6,917       294,457
Vornado Realty Trust (REIT) .........................        6,569       578,072
                                                                      ----------
                                                                       6,581,837
                                                                      ----------
TOTAL COMMON STOCKS (Cost $19,511,373)                                17,493,149

RIGHTS 0.0%
Norwegian Property ASA, expire 7/10/2008(a) .........        3,213            51
                                                                      ----------
TOTAL RIGHTS (Cost $0)                                                        51

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                         6 - CNL GLOBAL REAL ESTATE FUND

Investment Portfolio (Unaudited)                             as of June 30, 2008

CNL GLOBAL REAL ESTATE FUND

                                                         PRINCIPAL
                                                        AMOUNT ($)   VALUE (US$)
                                                        ----------   -----------
REPURCHASE AGREEMENT 38.2%

UNITED STATES
State Street Bank and Trust Co., 1.00%, dated
   6/30/2008, to be repurchased at $10,339,287 on
   7/1/2008(b) ......................................   10,339,000    10,339,000
                                                                      ----------
TOTAL REPURCHASE AGREEMENT (Cost $10,339,000)                         10,339,000

                                                           % OF
                                                        NET ASSETS
                                                        ----------
TOTAL INVESTMENT PORTFOLIO (Cost $29,850,373)(c)           102.9     27,832,200
OTHER ASSETS AND LIABILITIES, NET                           (2.9)      (779,014)
                                                           -----     ----------
NET ASSETS                                                 100.0     27,053,186

(a)  Non-income producing security.

(b) Collateralized by $10,650,000 U.S. Treasury Bill, with a maturity date of 12/11/2008 with a value of $10,548,825.

(c) The cost for federal income tax purpose was $29,850,373. At June 30, 2008, net unrealized depreciation for all securities based on tax cost was $2,018,173. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of tax cost of $11,777 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax costs over value of $2,029,950.

REIT U.S. Real Estate Investment Trust. Many of the foreign companies have adopted REIT-like corporate structures in their respective countries. The character and features of REIT-like corporate structures in foreign countries may differ from U.S. REITs. Therefore, only U.S. companies are designated as "REIT" where applicable.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                         CNL GLOBAL REAL ESTATE FUND - 7

Statement of Assets and Liabilities (Unaudited)              as of June 30, 2008

CNL GLOBAL REAL ESTATE FUND

ASSETS
   Investments:
      Investments in securities, at value (cost $19,511,373) ....   $ 17,493,200
      Repurchase Agreement, at value (cost $10,339,000) .........     10,339,000
                                                                    ------------
   Total investments in securities, at value (cost $29,850,373)..     27,832,200
                                                                    ------------
   Cash .........................................................             81
   Foreign currency, at value (cost $829,309) ...................        828,860
   Receivable for Fund shares sold ..............................      1,041,526
   Receivable for investments sold ..............................         54,321
   Interest receivable ..........................................            287
   Due from Adviser .............................................         44,038
   Dividends receivable .........................................         30,171
   Prepaid insurance ............................................         23,968
   Deferred offering costs ......................................         13,607
   Foreign taxes recoverable ....................................            219
                                                                    ------------
   Total assets .................................................     29,869,278
                                                                    ------------
LIABILITIES
   Payable for investments purchased ............................      2,629,063
   Payable for Fund shares redeemed .............................         18,509
   Distributions payable ........................................          9,528
   Accrued distribution (12b-1) fee--Class A ....................            188
   Accrued distribution (12b-1) fee--Class C ....................             10
   Other accrued expenses and payables ..........................        158,794
                                                                    ------------
   Total liabilities ............................................      2,816,092
                                                                    ------------
   NET ASSETS, AT VALUE .........................................   $ 27,053,186
                                                                    ============
NET ASSETS
   Net assets consist of:
   Undistributed net investment income ..........................             41
   Net unrealized appreciation (depreciation) on:
      Investments ...............................................     (2,018,173)
      Foreign currency related transactions .....................          2,376
   Accumulated net realized gain (loss) .........................       (151,538)
   Paid-in capital ..............................................     29,220,480
                                                                    ------------
   NET ASSETS, AT VALUE .........................................   $ 27,053,186
                                                                    ============
NET ASSET VALUE:
   CLASS A
   Net Asset Value and redemption price per share
      ($1,403,370 / 184,580 shares of capital stock outstanding,
      $0.001 par value, unlimited number of shares authorized) ..   $       7.60
                                                                    ------------
   Maximum offering price per share ($7.60 / 0.9425) ............   $       8.06
                                                                    ------------
   CLASS C
   Net Asset Value offering and redemption price per share
      ($11,460 / 1,512 shares of capital stock outstanding,
      $0.001 par value, unlimited number of shares authorized) ..   $       7.58
                                                                    ------------
   INSTITUTIONAL CLASS
   Net Asset Value offering and redemption price per share
      ($25,638,356 / 3,371,155 shares of capital stock
      outstanding, $0.001 par value, unlimited number of shares
      authorized) ...............................................   $       7.61
                                                                    ------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                         8 - CNL GLOBAL REAL ESTATE FUND

Statement of Operations (Unaudited)       for the six months ended June 30, 2008

CNL GLOBAL REAL ESTATE FUND

INVESTMENT INCOME
   Interest .....................................................    $     2,953
   Dividends (net of $11,869 taxes withheld) ....................        116,681
                                                                     -----------
   Total Income .................................................        119,634
                                                                     -----------
EXPENSES:
   Management fee ...............................................         28,061
   Legal ........................................................         66,652
   Transfer agent fee ...........................................         57,628
   Custodian and accounting fees ................................         57,040
   Registration fees ............................................         41,728
   Trustees fees and expenses ...................................         41,061
   Administration fees ..........................................         39,014
   Compliance services expense ..................................         25,068
   Auditing .....................................................         24,048
   Insurance ....................................................         22,156
   Reports to shareholders ......................................          9,253
   Distribution (12b-1) fee--Class A ............................            263
   Distribution (12b-1) fee--Class C ............................             63
   Amortization of offering costs ...............................         21,167
   Other ........................................................            455
                                                                     -----------
   Total expenses, before expense waiver/reimbursement ..........        433,657
                                                                     -----------
   Expense waiver/reimbursement .................................       (389,837)
                                                                     -----------
   Total expenses, after expense waiver/reimbursement ...........         43,820
                                                                     -----------
   NET INVESTMENT INCOME (LOSS) .................................         75,814
                                                                     ===========
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
   Net realized gain (loss) from:
      Investments ...............................................        (76,661)
      Foreign currency related transactions .....................        (19,614)
                                                                     -----------
                                                                         (96,275)
                                                                     -----------
   Net unrealized appreciation (depreciation) during the period on:
      Investments ...............................................     (1,409,829)
      Foreign currency related transactions .....................          3,915
                                                                     -----------
                                                                      (1,405,914)
                                                                     -----------
   NET GAIN (LOSS) ON INVESTMENT TRANSACTIONS ...................     (1,502,189)
                                                                     ===========
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
      OPERATIONS ................................................    $(1,426,375)
                                                                     ===========

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                         CNL GLOBAL REAL ESTATE FUND - 9

Statement of Changes in Net Assets

CNL GLOBAL REAL ESTATE FUND

                                                                      SIX MONTHS
                                                                        ENDED        YEAR ENDED
                                                                    JUNE 30, 2008   DECEMBER 31,
                                                                     (UNAUDITED)       2007(a)
                                                                    -------------   ------------
INCREASE (DECREASE) IN NET ASSETS
   Operations:
      Net investment income (loss) ..............................    $    75,814    $   20,471
      Net realized gain (loss) on investment transactions and
         foreign currency related transactions ..................        (96,275)      (63,841)
      Net unrealized appreciation (depreciation) during the
         period on investment transactions and foreign currency
         related transactions ...................................     (1,405,914)     (609,883)
                                                                     -----------    ----------
   Net increase (decrease) in net assets resulting from
      operations ................................................     (1,426,375)     (653,253)
                                                                     -----------    ----------
   Distributions to shareholders from:
   Net investment income:
      Class A ...................................................           (915)         (579)
      Class C ...................................................             --          (106)
      Institutional Class .......................................        (49,015)      (44,876)
                                                                     -----------    ----------
   Total Income Distributions ...................................        (49,930)      (45,561)
                                                                     -----------    ----------
   Fund share transactions:
      Proceeds from shares sold .................................     23,916,182     5,148,115
      Reinvestment of distributions .............................         40,402        42,095
      Cost of shares redeemed ...................................        (18,509)           --
                                                                     -----------    ----------
   Net increase (decrease) in net assets from Fund share
      transactions ..............................................     23,938,075     5,190,210
                                                                     -----------    ----------
INCREASE (DECREASE) IN NET ASSETS ...............................     22,461,770     4,491,396
                                                                     ===========    ==========
   Net assets at beginning of period ............................      4,591,416       100,020(b)
                                                                     -----------    ----------
NET ASSETS AT END OF PERIOD (INCLUDING UNDISTRIBUTED NET
   INVESTMENT INCOME OF $41 AND DISTRIBUTIONS IN EXCESS OF NET
   INVESTMENT INCOME OF $25,843, RESPECTIVELY) ..................    $27,053,186    $4,591,416
                                                                     ===========    ==========

----------
(a) For the period from October 26, 2007 (commencement of operations) to December 31, 2007.

(b)  Amount represents seed capital.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        10 - CNL GLOBAL REAL ESTATE FUND

Financial Highlights

CNL GLOBAL REAL ESTATE FUND

                                                                                             CLASS A
                                                                              ---------------------------------------
                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2008        YEAR ENDED
                                                                                 (UNAUDITED)     DECEMBER 31, 2007(a)
                                                                              ----------------   --------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD ......................................    $  8.64              $ 10.00
   Income (loss) from investment operations:
      Net investment income (loss) ........................................       0.10(b)              0.07(b)
      Net realized and unrealized gain (loss) on investment transactions         (1.13)               (1.35)
                                                                               -------              -------
   Total from investment operations .......................................      (1.03)               (1.28)
Less distributions from:
   Net investment income ..................................................      (0.01)               (0.08)
                                                                               -------              -------
NET ASSET VALUE, END OF PERIOD ............................................    $  7.60              $  8.64
   Total Return (%) .......................................................     (11.98)(c, d)        (12.77)(c, d)
                                                                               -------              -------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000s) .......................................    $ 1,403              $    61
   Ratio of expenses before expense waiver/reimbursement (%) ..............      11.78(e)             29.19(e)
   Ratio of expenses after expense waiver/reimbursement (%) ...............       1.80(e)              1.80(e)
   Ratio of net investment income (loss) (%) ..............................       1.71(e, f)           4.30(e, f)
   Portfolio turnover rate (%) ............................................         10(d)                 6(d)

----------
(a) For the period from October 26,2007 (commencement of operations) to December 31,2007.

(b)  Per share numbers have been calculated using the average shares method.

(c)  Does not reflect sales charges, which would reduce return.

(d)  Not annualized.

(e)  Annualized.

(f) Differences between classes are impacted by the timing of subscriptions and the timing of dividend income earned by the Fund.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        CNL GLOBAL REAL ESTATE FUND - 11

Financial Highlights

CNL GLOBAL REAL ESTATE FUND

                                                                                             CLASS C
                                                                              --------------------------------------
                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2008        YEAR ENDED
                                                                                 (UNAUDITED)     DECEMBER 31, 2007(a)
                                                                              ----------------   --------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD ......................................    $  8.64              $ 10.00
   Income (loss) from investment operations:
      Net investment income (loss) ........................................       0.06(b)              0.02(b)
      Net realized and unrealized gain (loss) on investment transactions ..      (1.12)               (1.31)
                                                                                ------               ------
   Total from investment operations .......................................      (1.06)               (1.29)
Less distributions from:
   Net investment income ..................................................         --                (0.07)
                                                                                ------               ------
NET ASSET VALUE, END OF PERIOD ............................................    $  7.58              $  8.64
   Total Return (%) .......................................................     (12.27)(c, d)        (12.89)(c, d)
                                                                                ------               ------
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000s) .......................................    $    11              $    13
   Ratio of expenses before expense waiver/reimbursement (%) ..............      19.06(e)             29.94(e)
   Ratio of expenses after expense waiver/reimbursement (%) ...............       2.55(e)              2.55(e)
   Ratio of net investment income (loss) (%) ..............................       1.70(e, f)           1.26(e, f)
   Portfolio turnover rate (%) ............................................         10(d)                 6(d)

----------
(a) For the period from October 26, 2007 (commencement of operations) to December 31, 2007.

(b)  Per share numbers have been calculated using the average shares method.

(c)  Does not reflect sales charges, which would reduce return.

(d)  Not annualized.

(e)  Annualized.

(f) Differences between classes are impacted by the timing of subscriptions and the timing of dividend income earned by the Fund.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        12 - CNL GLOBAL REAL ESTATE FUND

Financial Highlights

CNL GLOBAL REAL ESTATE FUND

                                                                                        INSTITUTIONAL CLASS
                                                                              ---------------------------------------
                                                                              SIX MONTHS ENDED
                                                                                JUNE 30, 2008        YEAR ENDED
                                                                                 (UNAUDITED)     DECEMBER 31, 2007(a)
                                                                              ----------------   --------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD ......................................     $  8.64             $ 10.00
   Income (loss) from investment operations:
      Net investment income (loss) ........................................        0.11(b)             0.04(b)
      Net realized and unrealized gain (loss) on investment transactions ..       (1.13)              (1.31)
                                                                                -------             -------
   Total from investment operations .......................................       (1.02)              (1.27)
Less distributions from:
   Net investment income ..................................................       (0.01)              (0.09)
                                                                                -------             -------
NET ASSET VALUE, END OF PERIOD ............................................     $  7.61             $  8.64
   Total Return (%) .......................................................      (11.75)(c)          (12.73)(c)
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
   Net Assets, End of Period (000s) .......................................     $25,638             $ 4,517
   Ratio of expenses before expense waiver/reimbursement (%) ..............       15.59(d)            28.94(d)
   Ratio of expenses after expense waiver/reimbursement (%) ...............        1.55(d)             1.55(d)
   Ratio of net investment income (loss) (%) ..............................        2.74(d, e)          2.45(d, e)
   Portfolio turnover rate (%) ............................................          10(c)                6(c)

----------
(a) For the period from October 26, 2007 (commencement of operations) to December 31, 2007.

(b)  Per share numbers have been calculated using the average shares method.

(c)  Not annualized.

(d)  Annualized.

(e) Differences between classes are impacted by the timing of subscriptions and the timing of dividend income earned by the Fund.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.


                        CNL GLOBAL REAL ESTATE FUND - 13

Notes to Financial Statements (Unaudited)                           June 30,2008

CNL GLOBAL REAL ESTATE FUND

1. ORGANIZATION

CNL Global Real Estate Fund (the "Fund") is a diversified series of The CNL Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. The Fund commenced operations on October 26, 2007.

The Fund seeks to achieve a high total return through a combination of current income and capital appreciation. The Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in equity and equity-related securities issued by real estate and real estate-related companies.

The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge of 5.75% (on investments greater than $50,000, the sales charge is reduced). Sales charges may be reduced or waived for certain eligible investors. Class C shares are offered to investors without an initial sales charge and are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge of 1.00% payable upon certain redemptions within one year of purchase. Institutional Class shares are offered to a limited group of investors, are not subject to initial or contingent deferred sales charges and have lower ongoing expenses than other share classes.

2. SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amount and disclosures. Actual results could differ from these estimates and those differences could be material.

PORTFOLIO VALUATION

Generally, the Fund's investments are valued at market value. Securities traded on a principal domestic or foreign securities exchange or the National Association of Securities Dealers' Automated Quotation System ("NASDAQ") are valued at the last quoted sales price, the NASDAQ official close price or, in the absence of closing sales prices on that day, securities are valued at the mean between the closing bid and asked prices. Securities traded on more than one exchange are valued using the primary exchange where the security is principally traded.

Securities for which market prices are unavailable, or securities for which CNL Fund Advisors Company ("the Adviser") determines that prices do not reflect market value, will be valued at fair value pursuant to valuation policies and procedures approved by the Board of Trustees. Circumstances in which market prices may be unavailable include, but are not limited to, when exchange trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Adviser's Pricing Committee determines fair value in a manner that it believes fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. In particular, portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges. Alternatively, the value of non-North American securities may be adjusted to reflect the estimated fair value of such securities as of the close of trading on the New York Stock Exchange ("NYSE") using a pricing service and/or procedures approved by the Board of Trustees if after the close of the foreign markets, but prior to the close of trading on the NYSE on the day the securities are being valued, developments occur that are expected to materially affect the value of such non-North American securities.

The Fund's use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.


                        14 - CNL GLOBAL REAL ESTATE FUND

Notes to Financial Statements (Unaudited) (continued)               June 30,2008

CNL GLOBAL REAL ESTATE FUND

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates value.

Effective January 1, 2008, the Fund adopted Statement of Financial Accounting Standards No. 157 ("FAS 157"). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund's investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

     -    Level 1 - quoted prices in active markets for identical investments

     - Level 2 - significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

                                                            SIGNIFICANT
                                                               OTHER       SIGNIFICANT
                                                 QUOTED      OBSERVABLE   UNOBSERVABLE
                                                 PRICES        INPUTS        INPUTS
                               JUNE 30, 2008    (LEVEL 1)     (LEVEL 2)      (LEVEL 3)
                               -------------   -----------   -----------   ------------
Investments in Securities       $27,832,200    $17,493,200   $10,339,000        $--
Other Financial Instruments*             --             --            --         --
                                -----------    -----------   -----------        ---
Total                           $27,832,200    $17,493,200   $10,339,000        $--
                                ===========    ===========   ===========        ===

The Fund's assets consisting of all exchange-traded common stocks and rights were classified under Level 1 for this reporting period ending June 30, 2008. One repurchase agreement in the amount of $10,339,000 was classified under Level 2 for the same reporting period; see page 6 of this report for additional information regarding this repurchase agreement.

* OTHER FINANCIAL INSTRUMENTS INCLUDE OPTIONS, FUTURES, SWAPS AND FORWARD CONTRACTS. AS OF JUNE 30, 2008, THE FUND DID NOT HOLD ANY OF THESE SECURITY TYPES.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are recorded on trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income is recorded on the accrual basis. Discounts are accreted and premiums are amortized over the life of the respective securities. Dividend income (net of foreign withholding taxes, if any) is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as the Fund is informed after the ex-dividend date. The Fund records distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates if actual amounts are not available and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Fund adjusts the estimated amounts of the components of distributions (and consequently its net investment income) as an increase to unrealized appreciation/(depreciation) and realized gain/(loss) on investments as necessary once the issuers provide information about the actual composition of the distributions.

FOREIGN CURRENCY TRANSLATION

The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (forward contracts) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/(loss) on foreign currency related transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/(losses) included in realized and unrealized gain/(loss) are included in or are a reduction of


                        CNL GLOBAL REAL ESTATE FUND - 15

Notes to Financial Statements (Unaudited) (continued)               June 30,2008

CNL GLOBAL REAL ESTATE FUND

ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities; such changes are included with the net realized and unrealized gain/(loss) on investments.

FORWARD FOREIGN CURRENCY CONTRACTS

Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery. The Fund held no forward foreign currency contracts at June 30, 2008.

FEDERAL INCOME TAXES

It is the policy of the Fund to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders. Accordingly, no provision for federal income or excise tax is necessary. The Fund has adopted the provisions of Financial Accounting Standards Board (FASB) Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. An assessment of the Fund's tax positions has been made and it has been determined that there is no impact to the Fund's financial statements. The Fund's federal tax returns for the prior fiscal year remains subject to examination by the Internal Revenue Service.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

Dividends from net investment income and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from GAAP. Dividends from net investment income, if any, are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders annually. Dividends and distributions to shareholders are recorded on the ex-dividend date and are automatically reinvested in full and fractional shares of the Fund based on the net asset value per share at the close of business on the ex-dividend date unless the shareholder has elected to have the dividends and distributions paid in cash.

REAL ESTATE INVESTMENT TRUSTS

At year end, the Fund recharacterizes distributions received from a Real Estate Investment Trust ("REIT") investment based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available timely from a REIT, the recharacterization will be based on other available information. Distributions received from REITs in excess of income are recorded as either a reduction of cost of investments or realized gains. The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a tax return of capital.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements which are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later. If the Fund enters into a repurchase agreement, it will maintain possession of the purchased securities and any underlying collateral. Repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the repurchase price of the securities, plus accrued interest.


                        16 - CNL GLOBAL REAL ESTATE FUND

Notes to Financial Statements (Unaudited) (continued)               June 30,2008

CNL GLOBAL REAL ESTATE FUND

CLASS ALLOCATION

Investment income, realized and unrealized gains and losses, and certain Fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears distribution and shareholder servicing expenses unique to that class. Differences in class-level expenses may result in payment of different per share dividends by share class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

REDEMPTION FEES

The Fund imposes a redemption fee of 1.00% of the total redemption amount on the Fund shares redeemed within 75 days of buying them. This fee is assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

OTHER

In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, the Fund expects the risk of loss to be remote.

OFFERING COSTS

Offering costs of $194,577 were incurred by the Fund in connection with the offering of the shares and paid by CNL Fund Management Company (the "Management Company"), the parent company of the Adviser. The Fund reimbursed $42,566 to the Management Company. The Adviser has absorbed the remaining offering costs of $152,011 and will not seek reimbursement from the Fund. The Fund is amortizing the deferred offering costs of $42,566 over one year. For the six months ended June 30, 2008, the Fund expensed $21,167 in offering costs.

3. MANAGEMENT FEES AND OTHER EXPENSES

Under the Investment Management Agreement with the Adviser, the Adviser directs the investments of the Fund in accordance with its investment objective, policies and restrictions. The Fund pays a monthly investment management fee, computed and accrued daily and payable monthly, at an annual rate of 1.00% of the Fund's average daily net assets. For the six months ended June 30, 2008, the Adviser waived $28,061 of its investment management fee and reimbursed other operating expenses of $361,776 pursuant to an expense limitation agreement with the Fund.

CB Richard Ellis Global Real Estate Securities, LLC ("CB Richard Ellis GRES") is the sub-adviser for the Fund. The Adviser compensates CB Richard Ellis GRES out of the management fee it receives from the Fund.

EXPENSE LIMITATIONS

For the period from October 26, 2007 (commencement of operations) through April 30, 2009, the Adviser has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the Fund to the extent necessary to maintain the annual expenses of each class as follows:

                       CONTRACTUAL
CLASS                 EXPENSE LIMIT
-------------------   -------------
Class A                   1.80%
Class C                   2.55%
Institutional Class       1.55%


                        CNL GLOBAL REAL ESTATE FUND - 17

Notes to Financial Statements (Unaudited) (continued)               June 30,2008

CNL GLOBAL REAL ESTATE FUND

The Adviser may recapture all or a portion of any waived investment management fees and expenses it has borne, if any, to the extent a class's expenses fall below the maximum ratio within three years after the end of the fiscal year in which the waiver was made. The amounts subject to possible reimbursement under the expense limitation agreements at December 31, 2007 and June 30, 2008 were as follows:

          EXPENSES SUBJECT TO POSSIBLE RECAPTURE UNTIL DECEMBER 31, 2010

CLASS A   CLASS C   INSTITUTIONAL CLASS     TOTAL
-------   -------   -------------------   --------
  $815      $695          $226,895        $228,405

          EXPENSES SUBJECT TO POSSIBLE RECAPTURE UNTIL DECEMBER 31, 2011

CLASS A   CLASS C   INSTITUTIONAL CLASS     TOTAL
-------   -------   -------------------   --------
$10,516    $1,037         $378,284        $389,837

DISTRIBUTOR

The Trust has adopted a Rule 12b-1 plan for Class A shares under which the Fund is authorized to pay to Foreside Fund Services, LLC (the "Distributor") or any other approved entity (collectively, "payees") as compensation for the distribution services and/or shareholder services provided by such payees, an aggregate fee equal to 0.25% of the average daily net assets of Class A shares of the Fund. The Trust has also adopted a Rule 12b-1 plan for Class C shares under which the Fund is authorized to pay payees compensation for the distribution services and/or shareholder services provided by such payees. Under the Rule 12b-1 Plan for Class C shares, the Trust may pay an aggregate fee equal to 0.75% of the average daily net assets of Class C shares of the Fund for distribution services and an aggregate fee equal to 0.25% of the average daily net assets of Class C shares of the Fund for shareholder services. The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Fund. The plans are a core component of the ongoing distribution and shareholder servicing as related to Class A shares and Class C shares.

For the six months ended June 30, 2008, the Fund has been advised that the Distributor received $531 in sales commissions from the sale of Class A shares and that the Distributor also received $0 and $1 of contingent deferred sales charges relating to redemptions of Class A and Class C shares, respectively. The Distributor has advised the Fund that proceeds from the contingent deferred sales charge on the Class C shares are paid to the Distributor and are used by the Distributor to defray its expenses related to providing distribution-related services to the Fund in connection with the sale of the Class C shares, including payments to dealers and other financial intermediaries for selling Class C shares.

ADMINISTRATOR

State Street Bank and Trust Company ("State Street") serves as administrator for the Trust pursuant to an administration agreement (the "Administration Agreement") with the Trust. Under the Administration Agreement, State Street is responsible for (i) the general administrative duties associated with the day-to-day operations of the Trust; (ii) conducting relations with the independent registered certified public accounting firm, legal counsel and other service providers; (iii) providing regulatory reporting; and (iv) providing the office facilities and sufficient personnel required by it to perform such administrative services. As compensation for these services, State Street receives a fee which is calculated daily and paid monthly at an annual rate based on the average daily net assets of the Trust complex as follows: 0.05% on the first $100 million of net assets, plus 0.03% for net assets between $100 million and $200 million, plus 0.01% on net assets over $200 million.

TRANSFER AGENT

Boston Financial Data Services, Inc., an affiliate of State Street, acts as the transfer agent and dividend disbursing agent of the Fund. As transfer agent and dividend disbursing agent, the transfer agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.


                        18 - CNL GLOBAL REAL ESTATE FUND

Notes to Financial Statements (Unaudited) (continued)               June 30,2008

CNL GLOBAL REAL ESTATE FUND

CUSTODIAN

State Street serves as custodian of the assets of the Trust pursuant to a custodian agreement (the "Custody Contract") with the Trust. Under the Custody Contract, State Street holds and transfers portfolio securities on account of the Fund, provides fund accounting and keeps all necessary records and documents, and performs other duties, all as directed by authorized persons. Portfolio securities purchased in the United States are maintained in the custody of State Street or other domestic banks or depositories. Portfolio securities purchased outside of the United States are maintained in the custody of foreign banks and trust companies who are members of State Street's Global Custody Network and foreign depositories (collectively "foreign subcustodians"). With respect to foreign subcustodians, there can be no assurance that the Fund, and the value of its shares, will not be adversely affected by acts of foreign governments, financial or operational difficulties of the foreign subcustodians, difficulties and costs of obtaining jurisdiction over, or enforcing judgments against, the foreign subcustodians or application of foreign law to the Fund's foreign subcustodial arrangements.

TRUSTEES AND OFFICERS

Each trustee of the Trust who is not an "interested person" of the Trust, as that term is defined in the 1940 Act (an "Independent Trustee"), is paid an annual retainer fee of $2,000 for service to the Trust. In addition, the Audit Committee chair, the Governance Committee chair and the Independent Trustee Committee chair will each receive $2,000 per annum for fulfilling these roles. In addition, each Independent Trustee will be paid a fee of $1,500 for each regular Board meeting attended whether the regular or special Board meetings are attended in person or by telephone. In addition, each Independent Trustee will be paid a fee of $1,000 for each committee meeting, including Audit Committee, Governance Committee and Independent Trustee Committee meetings. Trustees are also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust.

4. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, excluding short-term investments, for the six months ended June 30, 2008 totaled $15,219,800 and $632,236, respectively.

5. INCOME TAX INFORMATION

The tax character of dividends and distributions paid for the year ended December 31, 2007 was as follows:

                                     FOR THE PERIOD
                                    OCTOBER 26, 2007*
                                         THROUGH
                                    DECEMBER 31, 2007
                                    -----------------
Ordinary income                          $ 45,561
Long-term capital gains                        --
Tax return of capital                          --
                                         --------
Total dividends and distributions        $ 45,561
                                         --------

*    COMMENCEMENT OF OPERATIONS.

As of December 31, 2007, the tax-basis components of accumulated earnings were as follows:

Undistributed ordinary income                $    --
Undistributed long-term capital gains        $    --
Net unrealized depreciation on investments   $(616,303)

As of December 31, 2007, the Fund had temporary book/tax differences primarily attributable to wash sales on portfolio securities, post-October realized losses and mark-to-market on passive foreign investment companies and permanent book/tax differences primarily attributable to non-deductible expenses and foreign currency losses. To reflect reclassifications arising


                        CNL GLOBAL REAL ESTATE FUND - 19

Notes to Financial Statements (Unaudited) (continued)               June 30,2008

CNL GLOBAL REAL ESTATE FUND

from the permanent differences, paid-in capital was charged $7,825, accumulated net realized loss was credited $8,578 and distributions in excess of net investment income was charged $753.

The tax character of current year distributions will be determined at the end of the current fiscal year.

6. CAPITAL STOCK

The following table summarized shares and dollar activity in the Fund:

                                                      FOR THE              FOR THE PERIOD
                                                    SIX MONTHS            OCTOBER 26, 2007(a)
                                                       ENDED                   THROUGH
                                                  JUNE 30, 2008           DECEMBER 31, 2007
                                             -----------------------   ----------------------
                                               SHARES      DOLLARS      SHARES       DOLLARS
                                             ---------   -----------   -------     ----------
CLASS A
Shares sold                                    177,387   $ 1,454,284     5,504(b)  $   48,115(b)
Issued as reinvestment of dividends                120           915        67            578
Shares redeemed                                     --            --        --             --
Redemption fees(c)                                  --            --        --             --
                                             ---------   -----------   -------     ----------
Net increase (decrease)                        177,507   $ 1,455,199     5,571     $   48,693
                                             ---------   -----------   -------     ----------
CLASS C
Shares sold                                         --   $        --        --(b)  $       --(b)
Issued as reinvestment of dividends                 --            --        12            106
Shares redeemed                                     --            --        --             --
Redemption fees(c)                                  --            --        --             --
                                             ---------   -----------   -------     ----------
Net increase (decrease)                             --   $        --        12     $      106
                                             ---------   -----------   -------     ----------
INSTITUTIONAL CLASS
Shares sold                                  2,845,407   $22,461,898   511,198(b)  $5,100,000(b)
Issued as reinvestment of dividends              5,189        39,487     4,793         41,411
Shares redeemed                                 (2,432)      (18,509)       --             --
Redemption fees(c)                                  --            --        --             --
                                             ---------   -----------   -------     ----------
Net increase (decrease)                      2,848,164   $22,482,876   515,991     $5,141,411
                                             ---------   -----------   -------     ----------

(a)  Commencement of operations.

(b) Does not include seed shares of 1,502, 1,500 and 7,000 and seed dollars of $15,020, $15,000 and $70,000 for Class A, Class C and Institutional
     Class, respectively.

(c) The Fund may charge a 1.00% redemption fee on shares sold within 75 days of the time of purchase.

7. KEY RISKS

REAL ESTATE CONCENTRATION

The Fund concentrates its investments in real estate securities, including REITs. A fund with a concentrated investment portfolio is vulnerable to the risks of the industry in which it invests and is subject to greater risks and market fluctuations than funds investing in a broader range of industries. Real estate securities are susceptible to the risks associated with direct ownership of real estate, such as declines in property values; increases in property taxes, operating expenses, interest rates or competition; zoning changes; and losses from casualty and condemnation.


                        20 - CNL GLOBAL REAL ESTATE FUND

Notes to Financial Statements (Unaudited) (continued)              June 30, 2008

CNL GLOBAL REAL ESTATE FUND

FOREIGN SECURITIES

The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

8. NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and related hedged items are accounted for, and (c) how derivative instruments and related hedged items affect the Fund's financial position, financial performance, and cash flows. Management is currently evaluating the impact the adoption of will have on the Fund's financial statements. FAS 161-related disclosures will be effective for fiscal years beginning after November 15, 2008.

9. CONCENTRATION OF OWNERSHIP

From time to time, the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

At June 30, 2008, the Adviser holds approximately 100% of the outstanding shares of Class C. In addition, five shareholders hold 44% of Class A and one shareholder owns 9% of the Institutional Class.


                        CNL GLOBAL REAL ESTATE FUND - 21

Tax Information

Please contact a tax advisor if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your account, please call 1-888-890-8934.

Other Information

PROXY VOTING RECORD

The Fund files with the Securities and Exchange Commission its proxy voting record on Form N-PX for each 12-month period ending June 30. Form N-PX must be filed by the Fund each year by August 31. The most recent Form N-PX or voting record information is available without charge, upon request, by calling 1-866-745-3797 or visiting our website at www.thecnlfunds.com or the Securities and Exchange Commission's website at www.sec.gov. The Fund will file its first Form N-PX by August 31, 2008.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, by calling 1-866-745-3797; (ii) on the Fund's website at www.thecnlfunds.com; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.


                        22 - CNL GLOBAL REAL ESTATE FUND

CNL GLOBAL REAL ESTATE FUND

INVESTMENT ADVISER
CNL Fund Advisors Company
450 South Orange Avenue
Orlando, FL 32801

SUB-ADVISER
CB Richard Ellis Global Real Estate Securities, LLC
250 West Pratt Street
Baltimore, MD 21201

ADMINISTRATOR & CUSTODIAN
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111

DISTRIBUTOR
Foreside Fund Services, LLC
3 Canal Plaza
Portland, ME 04101

TRANSFER AGENT
Boston Financial Data Services, Inc.
30 Dan Road
Canton, MA 02021

LEGAL COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103

INDEPENDENT REGISTERED CERTIFIED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
4221 West Boy Scout Boulevard, Suite 200
Tampa, FL 33607

(CNL(R) LOGO)                          INVESTMENT COMPANY ACT FILE NO. 811-22017

CNL FUND ADVISORS COMPANY


ITEM 2. CODE OF ETHICS.

    Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

    Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

    Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

    Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

    The Registrant's full schedules of investments are included as part of the report to shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

    Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END INVESTMENT MANAGEMENT COMPANIES.

    Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

    Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

    There have been no material changes to the procedures by which the shareholders may recommend nominees to the

     Registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

    (a) The Registrant's Principal Executive Officer and Principal Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), are effective based on the evaluation of Registrant's disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

    (b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))), that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

    (a)(1) Not applicable.

    (a)(2) Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as
    Exhibit 99CERT.

    (a)(3) Not applicable.

    (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) THE CNL FUNDS
            --------------------------------------------------------------------

By (Signature and Title)     /s/ J. Grayson Sanders
                             -------------------------------------------------
                              J. Grayson Sanders
                              Principal Executive Officer and President
Date   September 8, 2008
      ------------------------------------


    Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the Registrant and in the capacities and on the date indicated.


By (Signature and Title)     /s/ Paul S. Saint-Pierre
                             ---------------------------------------------------
                              Paul S. Saint-Pierre
                              Principal Financial Officer, Principal Accounting Officer and Treasurer


Date   September 8, 2008
      ------------------------------------